Employee Benefit Plans (Schedule of Allocation of Plan Assets) (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Plan assets not included in hierarchy	$ 9,411,000	$ 8,340,000
Obligations of U.S. Government agencies and corporations [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets not included in hierarchy	739,000	199,000
Corporate notes [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets not included in hierarchy	2,987,000	3,017,000
Value funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets not included in hierarchy	2,120,000	1,379,000
Blend funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets not included in hierarchy	1,522,000	1,220,000
Growth funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets not included in hierarchy	1,867,000	1,932,000
Common Stock [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets not included in hierarchy	4,000	3,000
Money Market Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets not included in hierarchy	172,000	590,000
(Level 1) Quoted Prices in Active Markets for Identical Assets [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets not included in hierarchy	5,685,000	5,124,000
(Level 1) Quoted Prices in Active Markets for Identical Assets [Member] | Value funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets not included in hierarchy	2,120,000	1,379,000
(Level 1) Quoted Prices in Active Markets for Identical Assets [Member] | Blend funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets not included in hierarchy	1,522,000	1,220,000
(Level 1) Quoted Prices in Active Markets for Identical Assets [Member] | Growth funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets not included in hierarchy	1,867,000	1,932,000
(Level 1) Quoted Prices in Active Markets for Identical Assets [Member] | Common Stock [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets not included in hierarchy	4,000	3,000
(Level 1) Quoted Prices in Active Markets for Identical Assets [Member] | Money Market Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets not included in hierarchy	172,000	590,000
(Level 2) Significant Other Observable Inputs [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets not included in hierarchy	3,726,000	3,216,000
(Level 2) Significant Other Observable Inputs [Member] | Obligations of U.S. Government agencies and corporations [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets not included in hierarchy	739,000	199,000
(Level 2) Significant Other Observable Inputs [Member] | Corporate notes [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan assets not included in hierarchy	$ 2,987,000	$ 3,017,000